Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of Reconciliation of Changes in Property, Plant and Equipment	The applicable estimated useful lives are as follows:

Laboratory equipment:	5 years
Office equipment:	3 years
IT hardware:	2 years

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2021
Cost
At January 1, 2021	8,337	660	1,119	9,616	317	20,049
Additions	438	51	154	—	290	933
Disposals	(22)		(74)			(96)
At December 31, 2021	8,754	711	1,199	9,616	607	20,887
Accumulated depreciation
At January 1, 2021	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Depreciation charge for the year	(583)	(36)	(329)	(1,200)	(25)	(2,174)
Disposals	22	—	74	—	—	96
At December 31, 2021	(7,164)	(653)	(1,012)	(3,614)	(298)	(12,741)
Carrying amount at December 31, 2021	1,590	59	186	6,002	309	8,146

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2020
Cost
At January 1, 2020	7,456	639	929	3,782	317	13,123
Additions	881	21	549	5,984	—	7,435
Disposals	—	—	(359)	(150)	—	(509)
At December 31, 2020	8,337	660	1,119	9,616	317	20,049
Accumulated depreciation
At January 1, 2020	(5,963)	(579)	(856)	(1,247)	(236)	(8,881)
Depreciation charge for the year	(639)	(38)	(260)	(1,256)	(37)	(2,230)
Disposals	—	—	359	90	—	449
At December 31, 2020	(6,602)	(617)	(757)	(2,414)	(273)	(10,662)
Carrying amount at December 31, 2020	1,735	43	362	7,203	44	9,387